Consolidated Statements of Loss and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Administration expenses
Exploration and evaluation costs (note 12)	$ 7,696	$ 14,653
Fees, salaries and other employee benefits	3,948	2,388
Insurance	309	310
Legal and professional fees	351	264
Marketing and investor relations	1,337	1,390
Office and administration	451	485
Regulatory, transfer agent and shareholder information	235	217
Operating expenses	14,327	19,707
Other expenses (income):
Project investigation costs	156	138
Accretion of provision for site reclamation and closure	40	39
Interest and other income	(43)	(110)
Finance expense related to bridge loan (note 10)	150	0
Amortization of flow-through share premium (note 10)	(867)	(2,347)
(Gain) loss on marketable securities (note 5)	(160)	239
Impairment of mineral property interests (note 7(d))	337	0
Foreign exchange loss	47	8
Other expenses (income)	(340)	(2,033)
Loss for the period	13,987	17,674
Deferred income tax recovery (note 10)	(54)	0
Loss for the year	13,933	(17,674)
Other comprehensive loss (income), net of tax
Unrealized currency (gain) loss on translation of foreign operations	203	(285)
Other comprehensive loss (income) for the period	203	(285)
Total comprehensive loss for the period	$ 14,136	$ 17,389
Basic and diluted loss per share	$ 0.15	$ 0.21
Basic and diluted weighted average number of shares outstanding (note 18)	93,968,172	86,015,208